Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Payables
Employee cost liabilities	$ 894	$ 353
Other liabilities	112	312
Total other payables	$ 1,006	$ 665